Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Non-current assets
Property, plant and equipment, net	$ 90,982	$ 70,585	$ 71,449
Right-of-use assets, net	46,659	42,393	41,356
Goodwill, net	0	5,791	6,803
Intangible assets, net	42,870	32,179	30,133
Investments in joint ventures	2,028	1,505	2,443
Other financial assets	2,186	210	256
Deferred tax assets, net	10,475	7,485	8,469
Other assets	1,654	3,078	4,531
Total non-current assets	196,854	163,226	165,440
Current assets
Cash and cash equivalents	17,514	43,003	72,112
Trade and other receivables, net	124,854	106,416	100,045
Inventories, net	101,825	99,763	81,556
Amounts owed by related parties, net	3,908	4,587	3,257
Current tax assets	18,323	21,187	22,082
Other current assets	2,911	4,344	5,839
Other financial assets	6,310	0	0
Total current assets	275,645	279,300	284,891
Total assets	472,499	442,526	450,331
Equity (Deficit)
Share capital	1,011	1,011	1,011
Share premium account	375,493	377,677	377,677
Reserves	50,238	45,743	42,749
Accumulated deficit	(396,286)	(432,541)	(465,891)
Accumulated other comprehensive loss	(30,246)	(28,087)	(24,595)
Equity (deficit) attributable to owners of the parent	210	(36,197)	(69,049)
Non-controlling interest	(946)	(937)	(940)
Total equity (deficit)	(736)	(37,134)	(69,989)
Non-Current liabilities
Borrowings	31,114	29,168	29,043
Warrant liabilities	3,039	10,916	23,112
Shares held in escrow	28,877	40,064	101,859
Deferred tax liabilities, net	2,485	6,747	4,945
Other liabilities	6,069	6,480	5,079
Total non-current liabilities	71,584	93,375	164,038
Current liabilities
Borrowings	268,389	257,898	224,323
Hedging derivative financial instruments	1,792	0	0
Trade and other payables	93,063	90,560	87,356
Amounts owed to related parties	21,233	19,286	24,393
Current tax liabilities	7,819	6,926	12,293
Provisions	142	138	501
Other non-financial liabilities	9,213	11,477	7,416
Total current liabilities	401,651	386,285	356,282
Total liabilities and shareholders’ equity (deficit)	$ 472,499	$ 442,526	$ 450,331

[1]	Refer to Note 4. Independent Investigation and Restatement